Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Indefinite-Lived Intangible Assets [Line Items]
Goodwill balance as at December 31, 2023	$ 8,317	$ 8,317
Goodwill acquired during the year	(0)	(0)
Accumulated impairment losses	(0)	(0)
Goodwill balance as at December 31, 2024	8,317	8,317
IoT
Indefinite-Lived Intangible Assets [Line Items]
Goodwill balance as at December 31, 2023	8,317	8,317
Goodwill acquired during the year	(0)	(0)
Accumulated impairment losses	(0)	(0)
Goodwill balance as at December 31, 2024	$ 8,317	$ 8,317